Regulated Operations Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Net Utility Plant
Major classes of regulated operations plant and their respective balances as of December 31, 2022 and 2021 were as follows:

	December 31,
(Thousands of dollars)	2022	2021	2021
	Southwest Gas Holdings Inc.*		Southwest Gas Corporation
Gas plant:
Storage	$104,218	$437,793	$103,874
Transmission	399,357	1,917,529	397,590
Distribution	8,039,793	7,506,489	7,506,489
General	505,109	530,346	496,643
Software and software-related intangibles	389,496	380,372	380,372
Other	15,934	17,161	16,607
	9,453,907	10,789,690	8,901,575
Less: accumulated depreciation and amortization	(2,674,157)	(3,397,736)	(2,538,508)
Construction work in progress	244,750	202,068	183,485
Net regulated operations plant	$7,024,500	$7,594,022	$6,546,552
*Southwest Gas Holdings, Inc. included the regulated operations plant associated with MountainWest only as of December 31, 2021, given that the MountainWest disposal group was deemed held for sale as of December 31, 2022. Therefore, the balances in the table above for Southwest Gas Holdings, Inc. are the same as for Southwest Gas Corporation as of December 31, 2022.
Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2022	2021	2020
Depreciation and amortization expense	$243,857	$230,245	$215,636

Schedule of Components of Lease Expense, and Supplemental Cash Flow Information Related to Leases
The components of lease expense for Centuri were as follows:

(Thousands of dollars)	2022	2021	2020
Operating lease cost	$17,881	$15,279	$14,294

Finance lease cost:
Amortization of ROU assets	7,702	2,138	140
Interest on lease liabilities	1,520	278	37
Total finance lease cost	9,222	2,416	177
Short-term lease cost	120,339	103,800	19,806
Total lease cost	$147,442	$121,495	$34,277
Supplemental cash flow information related to Centuri leases for the years ended December 31, 2022, 2021, and 2020 was as follows:

(Thousands of dollars)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$16,725	$14,669	$12,889
Operating cash flows from finance leases	1,520	278	36
Financing cash flows from finance leases	11,985	3,547	199

ROU assets obtained in exchange for lease obligations:
Operating leases	$22,653	$11,597	$19,372
Finance leases	28,861	3,332	361

Schedule of Supplemental Information Related to Leases Included in Balance Sheet
Supplemental information related to Centuri leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31,
	2022	2021
Operating leases:
Other property and investments	$85,270	$80,638

Other current liabilities	$13,863	$12,185
Other deferred credits and other long-term liabilities	77,119	72,930
Total operating lease liabilities	$90,982	$85,115

Finance leases:
Other property and investments	$51,313	$30,705

Other current liabilities	$12,028	$8,858
Other deferred credits and other long-term liabilities	34,238	20,585
Total finance lease liabilities	$46,266	$29,443

Weighted average remaining lease term (in years)
Operating leases	6.66	7.57
Finance leases	4.33	3.92

Weighted average discount rate
Operating leases	4.06%	3.95%
Finance leases	3.95%	2.58%

Schedule of Maturities of Operating Lease Liabilities
The following is a schedule of maturities of Centuri lease liabilities as of December 31, 2022:

(Thousands of dollars)	Operating Leases	Finance Leases
2023	$17,392	$13,657
2024	15,267	12,225
2025	12,595	9,852
2026	10,646	7,263
2027	10,146	5,311
Thereafter	43,078	2,374
Total lease payments	109,124	50,682
Less imputed interest	18,142	4,416
Total	$90,982	$46,266

Schedule of Maturities of Finance Lease Liabilities
The following is a schedule of maturities of Centuri lease liabilities as of December 31, 2022:

(Thousands of dollars)	Operating Leases	Finance Leases
2023	$17,392	$13,657
2024	15,267	12,225
2025	12,595	9,852
2026	10,646	7,263
2027	10,146	5,311
Thereafter	43,078	2,374
Total lease payments	109,124	50,682
Less imputed interest	18,142	4,416
Total	$90,982	$46,266